Notes Payable	12 Months Ended
Dec. 31, 2020
Notes Payable
Debt Instrument [Line Items]
Notes Payable
10. Notes Payable
Revolving Loan Due to SPE Member
In April 2017, the Company entered into a revolving loan agreement with an affiliate of a member of certain SPEs with the Company, which was subsequently amended from time to time. The purpose of this revolving loan agreement is to finance 100% of the Company’s purchase of hardware for its various energy storage system projects. As of the beginning of 2019, the agreement had a total revolving loan capacity $35.0 million that bore fixed interest at 10% with a maturity date of August 2019, which continued to be extended through December 2019 via mutual agreement with the lender. In December 2019, in conjunction with the restructuring of the term loan due to the SPE member discussed below, the Company expanded the revolving loan capacity to $45.0 million and extended the maturity date to June 2020.
In May 2020, the Company entered into an amendment to the revolving loan agreement, which reduced the loan capacity to $35.0 million and extended the maturity date to May 2021. The amendment increased the fixed interest rate for any borrowings outstanding more than nine months to 14% thereafter. Additionally, under the original terms of the revolving loan agreement, the Company was able to finance 100% of the value of the hardware purchased up to the total loan capacity. The amendment reduced the advance rate to 85%, with an additional reduction to 70% in August 2020. The amendment was accounted for as a modification of the debt, which did not have a material impact on the consolidated financial statements. As of December 31, 2020 and 2019, the Company had $7.4 million and $19.6 million, respectively, outstanding under the revolving loan agreement.
The revolving loan agreement is primarily secured by the purchased hardware under the facility and secondarily by substantially all the Company’s assets with a negative pledge agreement concerning the Company’s intellectual property and contains customary representations and warranties, certain nonfinancial covenants, and certain limitations on liens and indebtedness. The Company was in compliance with all covenants associated with the revolving loan agreement as of December 31, 2020 and 2019.
Term Loan Due to SPE Member
In December 2018, the Company entered into a term loan in the amount of $13.3 million with an affiliate of a member of certain SPEs with the Company. The term loan had no stated interest at any time prior to the original maturity date of July 2019, which was extended through the end of 2019 via mutual agreement with the lender. The Company recorded imputed interest of $1.2 million associated with the debt discount on the term loan as a result of the below market interest rate. In December 2019, the Company and lender agreed for the Company to repay $4.8 million of the outstanding loan and concurrently entered into an amended term loan agreement in the amount of $8.7 million. The amended term loan bears a fixed interest rate of 12.5% on the outstanding principal balance with a final balloon payment of $3.0 million due at the maturity date of June 30, 2020. In May 2020, the Company repaid the remaining outstanding balance of $5.9 million with the proceeds received through the 2020 Credit Agreement discussed below.
Term Loan Due to Former
Non-Controlling
Interest Holder
In June 2018, the Company acquired the outstanding member interests of an entity controlled by the Company for $8.1 million. The Company financed this acquisition by entering into a term loan agreement with the noncontrolling member bearing fixed interest of 4.5% per quarter (18% per annum) on the outstanding principal balance. The loan requires fixed monthly payments throughout the term of the loan, which will be paid in full by April 1, 2026.
In May 2020, the Company amended the term loan and, using the proceeds from the 2020 Credit Agreement discussed below, prepaid $1.5 million of principal and interest on the note, of which $1.0 million was towards the outstanding principal balance, thereby reducing the fixed quarterly payment due to the lender. The amendment was accounted for as a modification of the debt, which did not have a material impact on the consolidated financial statements. In relation to this amendment, the Company was required to issue warrants for 400,000 shares of common stock resulting in a discount to the term loan of $0.2 million. Such debt discount is being amortized to earnings through interest expense over the expected life of the debt. As of December 31, 2020 and 2019, the outstanding balance was $5.8 million and $7.2 million, respectively.
The term loan is secured by substantially all the Company’s assets with a negative pledge agreement concerning the Company’s intellectual property, and contains customary representations and warranties, nonfinancial covenants, and certain limitations on liens and indebtedness. The Company was in compliance with all covenants associated with the term loan agreement as of December 31, 2020 and 2019.
2020 Credit Agreement
In May 2020, the Company entered into a credit agreement (“2020 Credit Agreement”) with a new lender for proceeds of $25.0 million that will provide the Company with access to working capital towards the purchase of energy storage systems. The 2020 Credit Agreement has a maturity date of the earlier of (1) May 2021, (2) the maturity date of the revolving loan agreement, or (3) the maturity date of the convertible promissory notes discussed in Note 11. The loan bears interest of 12% per annum, of which 8% is paid in cash and 4% is added to principal of the loan balance every quarter. The Company used a portion of the proceeds towards payments associated with existing debt as previously discussed. As of December 31, 2020, the outstanding balance was $25.6 million.
In relation to the 2020 Credit Agreement, the Company issued warrants for 750,000 shares of Series D convertible preferred stock. However, if the Company repays the borrowed amount with 12 months from the issuance date, the warrants are terminated. The Company determined the fair value of these warrants to be $0.2 million as of issuance, resulting in a discount in relation to the debt that is being amortized to interest expense over the life of the debt.
The 2020 Credit Agreement is secured by substantially all the Company’s assets with a negative pledge agreement concerning the Company’s intellectual property and contains customary representations and warranties, certain nonfinancial covenants, and certain limitations on liens and indebtedness. The Company was in compliance with all covenants associated with the 2020 Credit Agreement as of December 31, 2020.
The Company’s outstanding notes payable consisted of the following as of December 31, 2020 (in thousands):

December 31, 2020
Outstanding principal	$38,866
Unamortized discount	(571)

Carrying value of debt	$38,295

The following table summarizes the aggregate undiscounted amount of maturities of all borrowings as of December 31, 2020 (in thousands):

Payment Schedule
2021	$33,712
2022	821
2023	979
2024	1,167
2025	1,392
Thereafter	795

Total	$38,866